PROPERTY, PLANT AND EQUIPMENT - Net Book Value (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 12,572	$ 14,151
Additions, net of disposals	232	1,058
Non-cash additions	127	(230)
Depreciation expense	(285)	(650)
Assets reclassified as held for sale		(1,775)
Fair value adjustments		119
Net foreign currency exchange differences	572	(101)
Ending balance	13,218	12,572
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	12,297	13,438
Additions, net of disposals	226	1,035
Non-cash additions	103	(224)
Depreciation expense	0	0
Assets reclassified as held for sale		(1,866)
Fair value adjustments		0
Net foreign currency exchange differences	496	(86)
Ending balance	13,122	12,297
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,515)	(990)
Additions, net of disposals	6	23
Non-cash additions	24	(6)
Depreciation expense	(285)	(650)
Assets reclassified as held for sale		91
Fair value adjustments		0
Net foreign currency exchange differences	(98)	17
Ending balance	(1,868)	(1,515)
Accumulated fair value adjustments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,790	1,703
Additions, net of disposals	0	0
Non-cash additions	0	0
Depreciation expense	0	0
Assets reclassified as held for sale		0
Fair value adjustments		119
Net foreign currency exchange differences	174	(32)
Ending balance	$ 1,964	$ 1,790